Note 2 - Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current prepaid expenses	$ 2,406,868	$ 3,023,125
Non-current prepaid expenses	$ 1,038,606	$ 775,757
Computer software [member]
Statement Line Items [Line Items]
Amortisation method, intangible assets other than goodwill	5 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Bottom of range [member]
Statement Line Items [Line Items]
Amortisation method, intangible assets other than goodwill	9 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Top of range [member]
Statement Line Items [Line Items]
Amortisation method, intangible assets other than goodwill	20 years
Increase (decrease) due to corrections of prior period errors [member] | December 31, 2017 [member]
Statement Line Items [Line Items]
Current prepaid expenses	$ (775,757)
Non-current prepaid expenses	$ 775,757